Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and contingencies
22.
Commitments and contingencies

Contractual obligations for 2025 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,549	6,053	4,047	5,048	18,697
Other contractual obligations	5,540	1,928	815	—	8,283
Total	9,089	7,981	4,862	5,048	26,980

Contractual obligations for 2024 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,698	5,742	4,765	5,468	19,673
Other lease obligations	349	761	792	1,902	3,804
Other contractual obligations	915	1,990	1,462	79	4,446
Total	4,962	8,493	7,019	7,449	27,923

Other lease obligations comprise of obligations for leases classified as short-term and low value as well as obligations for leases signed but not yet started.

Other contractual obligations comprise of obligations for contingent liabilities of contracts.

The warrants expired on July 1, 2025, five years after the completion of the ARYA Merger.

The Group is potentially liable to pay €0.8 million and €0.8 million to a third party upon successfully completing the milestone of the first clinical lead selection in connection with Immatics collaboration agreements as of December 31, 2025, and 2024, respectively. The Group does not recognize a liability for these contingent payments due to the scientific uncertainty of achieving the related milestones.